Quarterly Report
July 31, 2022
MFS®  Global Total
Return Fund
MWT-Q3

Portfolio of Investments
7/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.9%
Aerospace & Defense – 2.2%
General Dynamics Corp.	39,961	$9,057,960
Honeywell International, Inc.	42,667	8,211,691
Huntington Ingalls Industries, Inc.	8,898	1,929,442
L3Harris Technologies, Inc.	21,302	5,111,841
Lockheed Martin Corp.	7,620	3,153,232
Northrop Grumman Corp.	9,448	4,524,647
Thales S.A.	7,233	899,232
		$32,888,045
Alcoholic Beverages – 1.1%
Ambev S.A.	343,200	$990,312
Diageo PLC	112,939	5,368,044
Heineken N.V.	45,014	4,434,410
Kirin Holdings Co. Ltd.	94,400	1,547,141
Pernod Ricard S.A.	20,129	3,961,596
		$16,301,503
Apparel Manufacturers – 0.8%
Adidas AG	15,209	$2,608,343
Compagnie Financiere Richemont S.A.	60,534	7,323,844
LVMH Moet Hennessy Louis Vuitton SE	2,762	1,921,267
		$11,853,454
Automotive – 1.8%
Aptiv PLC (a)	54,767	$5,744,511
Ford Otomotiv Sanayi S.A.	50,457	852,755
Lear Corp.	35,050	5,297,457
LKQ Corp.	131,011	7,184,643
Magna International, Inc.	52,335	3,341,871
Mercedes-Benz Group AG	19,094	1,116,650
Stellantis N.V.	64,219	922,569
Toyota Motor Corp.	124,900	2,021,766
		$26,482,222
Biotechnology – 0.3%
Biogen, Inc. (a)	4,961	$1,066,912
Gilead Sciences, Inc.	47,029	2,809,983
		$3,876,895
Brokerage & Asset Managers – 1.4%
Cboe Global Markets, Inc.	40,360	$4,979,617
Charles Schwab Corp.	161,502	11,151,713
NASDAQ, Inc.	31,807	5,753,886
		$21,885,216
Business Services – 2.7%
Accenture PLC, “A”	25,237	$7,729,084
Amdocs Ltd.	55,176	4,803,623
CGI, Inc. (a)	77,016	6,603,691
Cognizant Technology Solutions Corp., “A”	12,596	856,024
Equifax, Inc.	14,113	2,948,347
Experian PLC	120,139	4,209,391
Fidelity National Information Services, Inc.	47,248	4,826,856
Fiserv, Inc. (a)	48,417	5,116,709
Secom Co. Ltd.	65,400	4,379,650
		$41,473,375

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.7%
Comcast Corp., “A”	283,942	$10,653,504
Chemicals – 0.6%
Nutrien Ltd.	10,642	$910,996
PPG Industries, Inc.	60,873	7,870,270
		$8,781,266
Computer Software – 0.7%
Microsoft Corp.	38,418	$10,785,469
Computer Software - Systems – 2.0%
Amadeus IT Group S.A. (a)	81,359	$4,747,247
Fujitsu Ltd.	38,800	5,044,000
Hitachi Ltd.	143,000	7,256,360
Hon Hai Precision Industry Co. Ltd.	820,000	2,990,455
Lenovo Group Ltd.	1,936,000	1,880,020
Samsung Electronics Co. Ltd.	159,988	7,587,270
		$29,505,352
Construction – 1.3%
Anhui Conch Cement Co. Ltd.	306,500	$1,215,334
Masco Corp.	132,521	7,339,013
Otis Worldwide Corp.	20,602	1,610,458
Stanley Black & Decker, Inc.	46,773	4,552,416
Vulcan Materials Co.	29,933	4,948,823
		$19,666,044
Consumer Products – 1.7%
Colgate-Palmolive Co.	133,308	$10,496,672
Kimberly-Clark Corp.	62,156	8,191,539
Reckitt Benckiser Group PLC	94,822	7,697,710
		$26,385,921
Electrical Equipment – 1.5%
Johnson Controls International PLC	134,808	$7,267,499
Legrand S.A.	43,333	3,558,733
Schneider Electric SE	81,083	11,246,482
		$22,072,714
Electronics – 2.5%
Intel Corp.	103,706	$3,765,565
Kyocera Corp.	60,000	3,336,532
NXP Semiconductors N.V.	30,027	5,521,365
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	92,189	8,156,883
Texas Instruments, Inc.	96,116	17,194,191
		$37,974,536
Energy - Independent – 1.2%
ConocoPhillips	114,982	$11,202,696
Hess Corp.	58,572	6,587,593
		$17,790,289
Energy - Integrated – 0.8%
China Petroleum & Chemical Corp.	12,156,000	$5,719,969
Eni S.p.A.	471,486	5,670,568
LUKOIL PJSC, ADR (u)	8,038	0
Suncor Energy, Inc.	32,045	1,087,561
		$12,478,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.3%
Archer Daniels Midland Co.	37,722	$3,122,250
Coca-Cola FEMSA S.A.B. de C.V.	18,317	1,103,233
Danone S.A.	102,955	5,676,644
General Mills, Inc.	136,605	10,216,688
J.M. Smucker Co.	49,331	6,527,478
Nestle S.A.	71,187	8,743,275
		$35,389,568
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	84,347	$2,264,717
Tesco PLC	2,838,016	9,092,603
		$11,357,320
Forest & Paper Products – 0.1%
Weyerhaeuser Co., REIT	61,839	$2,245,992
General Merchandise – 0.3%
BIM Birlesik Magazalar A.S.	481,716	$2,480,578
Dollar Tree, Inc. (a)	6,441	1,065,084
Wal-Mart de Mexico S.A.B. de C.V.	219,995	796,862
		$4,342,524
Health Maintenance Organizations – 0.7%
Cigna Corp.	39,996	$11,013,299
Insurance – 4.1%
Aon PLC	50,119	$14,586,634
Chubb Ltd.	48,456	9,140,740
Equitable Holdings, Inc.	161,218	4,583,428
Everest Re Group Ltd.	5,909	1,544,317
Hartford Financial Services Group, Inc.	36,490	2,352,510
Manulife Financial Corp.	445,340	8,151,786
MetLife, Inc.	64,188	4,059,891
Samsung Fire & Marine Insurance Co. Ltd.	17,896	2,728,812
Travelers Cos., Inc.	29,531	4,686,570
Willis Towers Watson PLC	32,994	6,827,778
Zurich Insurance Group AG	6,490	2,832,961
		$61,495,427
Internet – 0.3%
Alphabet, Inc., “A” (a)	45,971	$5,347,347
Leisure & Toys – 0.2%
Brunswick Corp.	16,281	$1,304,434
Nintendo Co. Ltd.	2,400	1,079,141
		$2,383,575
Machinery & Tools – 2.0%
Eaton Corp. PLC	60,599	$8,992,286
GEA Group AG	26,641	990,298
Ingersoll Rand, Inc.	165,232	8,228,554
Kubota Corp.	272,100	4,514,953
PACCAR, Inc.	24,307	2,224,577
Regal Rexnord Corp.	36,811	4,943,717
		$29,894,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 5.7%
Bank of America Corp.	282,766	$9,560,318
BNP Paribas	265,685	12,593,533
China Construction Bank Corp.	3,863,000	2,469,932
DBS Group Holdings Ltd.	388,900	8,882,737
Erste Group Bank AG	45,090	1,141,771
Goldman Sachs Group, Inc.	34,140	11,381,935
JPMorgan Chase & Co.	100,873	11,636,709
Mitsubishi UFJ Financial Group, Inc.	1,085,400	6,117,989
National Australia Bank Ltd.	54,507	1,167,786
NatWest Group PLC	2,840,413	8,621,740
UBS AG	780,198	12,777,982
		$86,352,432
Medical & Health Technology & Services – 0.7%
ICON PLC (a)	10,061	$2,427,216
McKesson Corp.	19,564	6,682,671
Quest Diagnostics, Inc.	8,236	1,124,791
		$10,234,678
Medical Equipment – 1.8%
Becton, Dickinson and Co.	23,662	$5,780,863
Boston Scientific Corp. (a)	139,718	5,735,424
Danaher Corp.	10,164	2,962,501
Medtronic PLC	79,168	7,324,623
Thermo Fisher Scientific, Inc.	8,385	5,017,668
		$26,821,079
Metals & Mining – 1.2%
Fortescue Metals Group Ltd.	101,719	$1,307,609
Glencore PLC	592,963	3,351,078
Rio Tinto PLC	186,738	11,239,535
Vale S.A.	137,900	1,858,976
		$17,757,198
Other Banks & Diversified Financials – 1.3%
Julius Baer Group Ltd.	60,612	$3,143,111
Northern Trust Corp.	28,714	2,865,083
Sberbank of Russia PJSC (a)(u)	780,516	0
SLM Corp.	137,473	2,144,579
Tisco Financial Group PCL	419,500	1,008,578
Truist Financial Corp.	176,684	8,917,241
Zions Bancorp NA	18,028	983,427
		$19,062,019
Pharmaceuticals – 6.0%
Bayer AG	183,045	$10,663,625
Johnson & Johnson	143,505	25,044,492
Merck & Co., Inc.	234,288	20,931,290
Novo Nordisk A.S., “B”	12,564	1,477,626
Organon & Co.	207,654	6,586,785
Roche Holding AG	73,785	24,502,576
Santen Pharmaceutical Co. Ltd.	77,600	626,736
		$89,833,130
Printing & Publishing – 0.8%
RELX PLC	109,336	$3,249,357
Wolters Kluwer N.V.	75,176	8,168,366
		$11,417,723

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 1.1%
A.P. Moller-Maersk A/S	368	$1,004,435
Canadian Pacific Railway Ltd.	87,048	6,863,642
Nippon Yusen KK (l)	21,400	1,682,769
Orient Overseas International Ltd.	23,500	821,079
Union Pacific Corp.	25,773	5,858,203
		$16,230,128
Real Estate – 0.3%
Extra Space Storage, Inc., REIT	13,994	$2,652,143
National Retail Properties, Inc., REIT	34,125	1,624,691
Phillips Edison & Co., REIT	22,295	758,922
		$5,035,756
Restaurants – 0.3%
Texas Roadhouse, Inc.	12,990	$1,132,988
Yum China Holdings, Inc.	77,461	3,773,125
		$4,906,113
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	49,341	$3,327,637
Axalta Coating Systems Ltd. (a)	110,371	2,783,556
Univar Solutions, Inc. (a)	35,444	958,406
		$7,069,599
Specialty Stores – 0.1%
Home Depot, Inc.	5,172	$1,556,462
Telecommunications - Wireless – 1.8%
KDDI Corp.	478,900	$15,413,864
PT Telekom Indonesia	4,665,400	1,330,500
T-Mobile US, Inc. (a)	58,712	8,399,339
Vodafone Group PLC	1,425,708	2,103,410
		$27,247,113
Telephone Services – 0.4%
France Telecom	105,322	$1,077,226
Hellenic Telecommunications Organization S.A.	143,019	2,458,623
Quebecor, Inc., “B”	118,531	2,633,405
		$6,169,254
Tobacco – 1.2%
British American Tobacco PLC	165,606	$6,508,699
Japan Tobacco, Inc.	139,200	2,495,927
Philip Morris International, Inc.	91,976	8,935,469
		$17,940,095
Utilities - Electric Power – 1.7%
Duke Energy Corp.	41,604	$4,573,528
E.ON SE	665,470	5,964,859
Edison International	57,927	3,925,713
Exelon Corp.	94,622	4,398,977
Iberdrola S.A.	414,186	4,415,215
Transmissora Alianca de Energia Eletrica S.A., IEU	359,648	2,812,346
		$26,090,638
Total Common Stocks		$888,046,757

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – 38.3%
Aerospace & Defense – 0.0%
Raytheon Technologies Corp., 2.82%, 9/01/2051		$770,000	$576,161
Airlines – 0.1%
EasyJet Finco B.V., 1.875%, 3/03/2028	EUR	1,160,000	$1,017,961
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$1,228,000	$1,027,912
Asset-Backed & Securitized – 3.5%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.033%, 11/15/2054 (i)		$7,264,503	$473,319
AA Bond Co. Ltd., 3.25%, 7/31/2028	GBP	1,000,000	1,034,024
ACREC 2021-FL1 Ltd., “C”, FLR, 4.306% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)		$1,125,500	1,083,349
ACRES 2021-FL2 Issuer Ltd., “AS”, FLR, 3.749% (LIBOR - 1mo. + 1.75%), 1/15/2037 (n)		808,500	771,121
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 4.249% (LIBOR - 1mo. + 2.25%), 1/15/2037 (n)		1,320,000	1,259,683
AmeriCredit Automobile Receivables Trust, 2022-2, “A2A”, 4.2%, 12/18/2025		908,000	909,859
Arbor Multi-Family Mortgage Securities Trust, 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		1,275,000	1,122,557
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “A5”, 2.574%, 10/15/2054 (n)		2,100,000	1,852,758
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 3.523% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		1,000,000	978,317
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		423,000	411,688
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 3.599% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		289,000	276,264
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 3.949% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		857,500	794,653
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 3.517% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		1,712,000	1,636,590
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 3.716% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		1,648,500	1,567,052
AREIT 2022-CRE6 Trust, “B”, FLR, 3.321% (SOFR - 30 day + 1.85%), 1/16/2037 (n)		620,000	617,477
AREIT 2022-CRE6 Trust, “C”, FLR, 3.621% (SOFR - 30 day + 2.15%), 1/16/2037 (n)		312,000	295,300
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.624%, 4/15/2053 (i)		1,437,273	115,892
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.302%, 7/15/2054 (i)		5,866,529	469,270
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.631%, 2/15/2054 (i)		5,391,657	542,544
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.153%, 3/15/2054 (i)		4,611,896	310,694
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.886%, 6/15/2054 (i)		10,659,602	579,361
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.269%, 7/15/2054 (i)		13,999,227	1,105,417
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.286%, 8/15/2054 (i)		13,231,207	1,058,895
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 4.049% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		388,000	364,711
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 4.299% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		352,000	330,868
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		372,579	346,231
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		380,264	346,286
BXMT 2021-FL4 Ltd., “AS”, FLR, 3.299% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		1,400,000	1,358,941
BXMT 2021-FL4 Ltd., “B”, FLR, 3.549% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,996,500	1,893,671
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		521,154	496,241
CarMax Auto Owner Trust, 2022-2, “A4”, 3.62%, 9/15/2027		795,000	796,637
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		375,782	345,068
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.781%, 4/15/2054 (i)		6,790,847	327,458
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.09%, 6/15/2063 (i)		6,608,202	408,968
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.154%, 6/15/2064 (i)		6,204,203	406,973
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.79%, 4/15/2065		1,304,000	1,224,162
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		1,579,000	1,510,824
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 3.764% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		592,000	565,557
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 3.706% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		1,454,000	1,395,613
Harley-Davidson Motorcycle Trust, 2022-A, “A3”, 3.06%, 2/15/2027		1,457,000	1,440,343
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 3.749% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)		1,850,000	1,763,148
LoanCore 2021-CRE5 Ltd., “B”, FLR, 3.999% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		782,000	729,160
MF1 2020-FL3 Ltd., “AS”, FLR, 4.923% (LIBOR - 1mo. + 2.85%), 7/15/2035 (n)		467,383	466,181
MF1 2021-FL5 Ltd., “AS”, FLR, 3.273% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		1,360,000	1,324,120
MF1 2021-FL5 Ltd., “B”, FLR, 3.523% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		1,977,500	1,891,147
MF1 2021-FL5 Ltd., “C”, FLR, 3.773% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		225,000	214,092
MF1 2021-FL6 Ltd., “AS”, FLR, 3.606% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		2,200,000	2,106,819
MF1 2021-FL6 Ltd., “B”, FLR, 3.806% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		2,200,000	2,101,275
MF1 2022-FL8 Ltd., “B”, FLR, 3.421% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		604,312	561,404
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.297%, 5/15/2054 (i)		4,674,449	363,091

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.232%, 6/15/2054 (i)		$9,740,761	$686,261
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 2.756% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		525,000	525,283
PFP III 2021-7 Ltd., “AS”, FLR, 3.149% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		1,235,438	1,156,960
PFP III 2021-7 Ltd., “B”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		484,976	449,417
PFP III 2021-8 Ltd., “B”, FLR, 3.499% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)		507,000	488,700
Starwood Commercial Mortgage, 2021-FL2, “A”, FLR, 3.356% (LIBOR - 1mo. + 1.2%), 4/18/2038 (n)		1,400,000	1,369,102
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 3.606% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		1,400,000	1,349,221
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 3.199% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		651,000	638,154
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 3.399% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		700,000	665,251
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.551%, 8/15/2054 (i)		6,962,091	681,339
			$52,354,761
Automotive – 0.2%
Hyundai Capital America, 2%, 6/15/2028 (n)		$1,809,000	$1,549,224
Hyundai Capital America, 6.375%, 4/08/2030 (n)		978,000	1,059,445
Volkswagen International Finance N.V., 4.375%, 3/28/2071	EUR	900,000	808,286
			$3,416,955
Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$718,000	$679,512
Magallanes, Inc., 4.279%, 3/15/2032 (n)		1,343,000	1,253,382
Prosus N.V., 1.539%, 8/03/2028	EUR	500,000	419,674
Prosus N.V., 2.085%, 1/19/2030		690,000	558,791
Prosus N.V., 3.68%, 1/21/2030 (n)		$587,000	495,466
Prosus N.V., 2.031%, 8/03/2032	EUR	260,000	190,972
Prosus N.V., 3.832%, 2/08/2051 (n)		$660,000	447,963
Walt Disney Co., 3.5%, 5/13/2040		658,000	586,867
			$4,632,627
Brokerage & Asset Managers – 0.2%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$459,000	$467,508
Intercontinental Exchange, Inc., 3%, 9/15/2060		1,090,000	781,906
Low Income Investment Fund, 3.386%, 7/01/2026		285,000	282,265
Low Income Investment Fund, 3.711%, 7/01/2029		760,000	753,800
			$2,285,479
Building – 0.2%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	850,000	$825,806
Imerys S.A., 1%, 7/15/2031	EUR	900,000	686,859
Vulcan Materials Co., 3.5%, 6/01/2030		$908,000	841,562
			$2,354,227
Business Services – 0.3%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	1,160,000	$958,217
Euronet Worldwide, Inc., 1.375%, 5/22/2026		1,105,000	1,012,420
Experian PLC, 1.56%, 5/16/2031		160,000	150,673
Fiserv, Inc., 4.4%, 7/01/2049		$281,000	252,364
Mastercard, Inc., 3.85%, 3/26/2050		542,000	523,964
Verisk Analytics, Inc., 4%, 6/15/2025		747,000	750,415
Visa, Inc., 2%, 6/15/2029	EUR	830,000	869,653
			$4,517,706
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$643,000	$675,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		733,000	604,854
Comcast Corp., 3.75%, 4/01/2040		1,064,000	979,105
SES S.A., 3.5%, 1/14/2029	EUR	580,000	597,761
			$2,857,470

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$501,000	$417,082
BASF SE, 3.75%, 6/29/2032	EUR	400,000	439,867
LYB International Finance III, LLC, 4.2%, 5/01/2050		$306,000	255,763
Sherwin-Williams Co., 3.8%, 8/15/2049		305,000	251,490
			$1,364,202
Computer Software – 0.1%
Microsoft Corp., 2.921%, 3/17/2052		$1,212,000	$1,012,545
Microsoft Corp., 3.041%, 3/17/2062		412,000	340,584
			$1,353,129
Computer Software - Systems – 0.1%
Apple, Inc., 2.9%, 9/12/2027		$994,000	$983,496
Apple, Inc., 4.5%, 2/23/2036		204,000	223,817
			$1,207,313
Conglomerates – 0.1%
Carrier Global Corp., 3.577%, 4/05/2050		$925,000	$733,191
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		1,314,000	1,304,769
			$2,037,960
Consumer Products – 0.2%
GSK Consumer Healthcare Capital US LLC, 2.125%, 3/29/2034	EUR	660,000	$644,956
JAB Holdings B.V., 2.25%, 12/19/2039		1,200,000	895,762
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$1,016,000	982,287
			$2,523,005
Consumer Services – 0.1%
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	920,000	$868,241
Rentokil Initial Finance B.V., 3.875%, 6/27/2027		201,000	218,553
			$1,086,794
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 3.25%, 9/08/2024		$647,000	$635,630
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	1,160,000	1,034,156
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		1,160,000	937,896
			$2,607,682
Electronics – 0.2%
ASML Holding N.V., 2.25%, 5/17/2032	EUR	350,000	$366,759
Broadcom, Inc., 4.15%, 11/15/2030		$204,000	193,551
Broadcom, Inc., 3.419%, 4/15/2033 (n)		844,000	727,827
Broadcom, Inc., 3.137%, 11/15/2035 (n)		957,000	769,516
Broadcom, Inc., 3.187%, 11/15/2036 (n)		26,000	20,826
Broadcom, Inc., 4.926%, 5/15/2037 (n)		274,000	259,763
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030		1,073,000	979,049
			$3,317,291
Emerging Market Quasi-Sovereign – 1.0%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	427,000	$416,220
China Construction Bank Corp. (Hong Kong Branch), 1.25%, 8/04/2025		$1,700,000	1,593,319
Emirates Development Bank PJSC, 1.639%, 6/15/2026		1,730,000	1,589,033
Export-Import Bank of India, 3.375%, 8/05/2026		1,200,000	1,152,901
Export-Import Bank of India, 3.875%, 2/01/2028		1,000,000	964,609
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	1,200,000	1,125,355
First Abu Dhabi Bank PJSC, 1.625%, 4/07/2027		1,470,000	1,420,532
Huarong Finance 2017 Co. Ltd. (People's Republic of China), 4.95%, 11/07/2047		$850,000	559,460
Korea Hydro & Nuclear Power Co. Ltd., 4.25%, 7/27/2027 (n)		637,000	644,720
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	1,540,000	1,285,608

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		$1,460,000	$1,297,052
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		820,000	737,633
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		1,050,000	982,191
Qatar Petroleum, 2.25%, 7/12/2031		887,000	788,254
Qatar Petroleum, 3.125%, 7/12/2041		776,000	655,673
			$15,212,560
Emerging Market Sovereign – 5.2%
Oriental Republic of Uruguay, 4.375%, 1/23/2031		$2,450,000	$2,567,899
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	110,835,000	2,307,557
People's Republic of China, 3.03%, 3/11/2026	CNY	220,700,000	33,460,333
People's Republic of China, 3.13%, 11/21/2029		58,580,000	8,903,426
Republic of Croatia, 2.875%, 4/22/2032	EUR	698,000	713,605
Republic of Croatia, 1.125%, 3/04/2033		1,434,000	1,229,655
Republic of Hungary, 5.5%, 6/16/2034 (n)		$640,000	646,431
Republic of Indonesia, 3.55%, 3/31/2032		990,000	963,177
Republic of Korea, 1.875%, 6/10/2029	KRW	18,791,970,000	13,355,506
Republic of Korea, 1.375%, 6/10/2030		11,396,200,000	7,698,907
State of Qatar, 4%, 3/14/2029 (n)		$878,000	911,571
State of Qatar, 3.75%, 4/16/2030		1,230,000	1,259,889
State of Qatar, 4.4%, 4/16/2050		299,000	304,785
United Arab Emirates International Government, 3.25%, 10/19/2061		720,000	593,590
United Mexican States, 7.5%, 6/03/2027	MXN	32,900,000	1,535,909
United Mexican States, 2.659%, 5/24/2031		$2,213,000	1,894,844
United Mexican States, 3.771%, 5/24/2061		1,036,000	721,468
			$79,068,552
Energy - Independent – 0.3%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$1,153,000	$1,031,233
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		3,609,000	3,025,605
			$4,056,838
Energy - Integrated – 0.3%
BP Capital Markets PLC, 3.625%, 6/22/2170	EUR	1,170,000	$1,091,094
Cenovus Energy, Inc., 2.65%, 1/15/2032		$939,000	807,459
Eni S.p.A., 4.25%, 5/09/2029 (n)		607,000	604,994
Galp Energia SGPS S.A., 2%, 1/15/2026	EUR	900,000	889,014
MOL PLC, 1.5%, 10/08/2027		640,000	545,646
			$3,938,207
Engineering - Construction – 0.0%
Bouygues S.A., 2.25%, 6/29/2029	EUR	300,000	$306,849
Financial Institutions – 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032		$367,000	$308,229
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041		293,000	222,233
Air Lease Corp., 3.125%, 12/01/2030		1,075,000	906,095
Air Lease Corp., 2.875%, 1/15/2032		735,000	605,287
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		509,000	474,024
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		537,000	501,228
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		665,000	550,139
Credit Logement S.A., 1.081% to 2/15/2029, FLR (EUR ICE Swap Rate - 5yr. + 1.1%) to 2/15/2034	EUR	1,200,000	1,044,309
CTP N.V., 0.875%, 1/20/2026		850,000	761,554
CTP N.V., 1.5%, 9/27/2031		1,050,000	727,593
EXOR N.V., 2.25%, 4/29/2030		600,000	598,062
EXOR N.V., 0.875%, 1/19/2031		500,000	424,703
Grand City Properties S.A., 1.5%, 12/09/2069		900,000	713,971
Logicor Financing S.à r.l., 1.625%, 1/17/2030		890,000	776,514
Logicor Financing S.à r.l., 0.875%, 1/14/2031		275,000	216,815

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
P3 Group S.à r.l., 0.875%, 1/26/2026	EUR	1,130,000	$1,043,073
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		280,000	234,697
SBB Treasury Oyj, 0.75%, 12/14/2028		590,000	379,896
SBB Treasury Oyj, 1.125%, 11/26/2029		450,000	289,751
VGP N.V., 1.5%, 4/08/2029		1,000,000	756,333
Vonovia SE, 2.375%, 3/25/2032		100,000	94,943
Vonovia SE, 1.625%, 9/01/2051		500,000	340,665
			$11,970,114
Food & Beverages – 0.5%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$446,000	$430,912
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		512,000	562,597
Bacardi Ltd., 5.15%, 5/15/2038 (n)		658,000	638,282
Constellation Brands, Inc., 4.4%, 11/15/2025		1,053,000	1,072,374
Constellation Brands, Inc., 3.15%, 8/01/2029		1,006,000	937,811
Constellation Brands, Inc., 2.25%, 8/01/2031		400,000	342,453
Diageo Capital PLC, 1.875%, 6/08/2034	EUR	460,000	455,065
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		$621,000	534,576
Kraft Heinz Foods Co., 3.875%, 5/15/2027		1,121,000	1,114,678
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		1,680,000	1,411,836
			$7,500,584
Gaming & Lodging – 0.2%
InterContinental Hotels Group PLC, 3.375%, 10/08/2028	GBP	740,000	$832,020
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	521,149
VICI Properties LP, REIT, 4.95%, 2/15/2030		1,065,000	1,043,115
			$2,396,284
Industrial – 0.0%
Investor AB, 2.75%, 6/10/2032	EUR	240,000	$258,307
Insurance – 0.3%
Aflac, Inc., 3.6%, 4/01/2030		$213,000	$208,241
AIA Group Ltd., 0.88%, 9/09/2033	EUR	600,000	520,699
Argentum Netherlands B.V., 5.125%, 6/01/2048		$660,000	644,783
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044	EUR	600,000	623,623
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	927,000	973,135
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)		$244,000	213,486
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	300,000	270,437
La Mondiale, 4.375% to 10/24/2029, FLR (EUR Swap Rate - 5yr. + 4.411%) to 4/24/2069		800,000	747,137
Zurich Finance (Ireland) DAC, 3%, 4/19/2051		$780,000	638,399
			$4,839,940
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		$244,000	$213,002
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	325,000	226,964
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		$241,000	210,476
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	738,000	752,620
			$1,403,062
International Market Quasi-Sovereign – 0.7%
Airport Authority Hong Kong, 3.25%, 1/12/2052 (n)		$817,000	$668,086
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 1.375%, 4/16/2040	EUR	195,000	169,256
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050		350,000	233,889
Electricite de France S.A., 2.625% to 6/01/2028, FLR (EUR Swap Rate - 5yr. + 2.86%) to 6/01/2033, FLR (EUR Swap Rate - 5yr. + 3.11%) to 6/01/2048, FLR (EUR Swap Rate - 5yr. + 3.86%) to 12/29/2049		800,000	657,219
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		1,400,000	1,209,085

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Quasi-Sovereign – continued
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	800,000	$854,958
ESB Finance DAC, 1%, 7/19/2034	EUR	930,000	816,544
Islandsbanki (Republic of Iceland), 0.75%, 3/25/2025		790,000	765,876
Kreditanstalt Fuer Wiederaufbau, 1.125%, 3/31/2037		3,006,000	2,812,527
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		623,000	595,619
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$927,000	813,910
RTE Reseau de Transport d'Electricite, 0.75%, 1/12/2034	EUR	300,000	260,718
			$9,857,687
International Market Sovereign – 8.4%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	3,524,000	$2,423,224
Commonwealth of Australia, 1.75%, 6/21/2051		2,436,000	1,179,238
Government of Bermuda, 2.375%, 8/20/2030 (n)		$418,000	361,799
Government of Bermuda, 5%, 7/15/2032 (n)		631,000	653,282
Government of Canada, 1.5%, 12/01/2031	CAD	10,326,000	7,327,021
Government of Canada, 2%, 12/01/2051		962,000	634,437
Government of Japan, 0.1%, 6/20/2029	JPY	795,600,000	5,995,787
Government of Japan, 1.7%, 3/20/2032		2,858,450,000	24,555,018
Government of Japan, 0.4%, 3/20/2036		897,750,000	6,677,954
Government of Japan, 2.3%, 3/20/2040		625,550,000	5,909,817
Government of New Zealand, 1.5%, 5/15/2031	NZD	12,292,000	6,627,846
Government of New Zealand , 0.25%, 5/15/2028		27,860,000	14,720,398
Kingdom of Belgium, 0.4%, 6/22/2040	EUR	5,744,000	4,527,426
Kingdom of Spain, 1.25%, 10/31/2030		7,501,000	7,471,309
Kingdom of Spain, 1%, 10/31/2050		781,000	561,137
Republic of Cyprus, 0%, 2/09/2026		1,882,000	1,803,180
Republic of Cyprus, 0.625%, 1/21/2030		2,249,000	1,943,213
Republic of Cyprus, 0.95%, 1/20/2032		7,695,000	6,605,068
Republic of France, 0.75%, 5/25/2053		4,000,000	2,936,636
Republic of Iceland, 5%, 11/15/2028	ISK	525,100,000	3,714,759
Republic of Italy, 2.15%, 9/01/2052 (n)	EUR	742,000	582,499
United Kingdom Treasury, 1.25%, 7/22/2027	GBP	12,415,000	14,871,036
United Kingdom Treasury, 1.75%, 9/07/2037		4,016,000	4,534,936
United Kingdom Treasury, 1.75%, 1/22/2049		706,000	746,587
			$127,363,607
Local Authorities – 0.3%
City of Oslo, 2.17%, 5/18/2029	NOK	15,000,000	$1,416,674
Government of Ontario, 1.9%, 12/02/2051	CAD	4,596,000	2,420,406
Province of Alberta, 4.5%, 12/01/2040		710,000	610,731
Province of British Columbia, 2.95%, 6/18/2050		600,000	406,171
			$4,853,982
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$1,156,000	$1,064,490
Major Banks – 1.9%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$1,034,000	$844,123
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026		1,469,000	1,434,394
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		1,125,000	1,076,419
Bank of America Corp., 0.694%, 3/22/2031	EUR	610,000	542,174
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		$2,876,000	2,502,020
BNP Paribas S.A., 2.1%, 4/07/2032	EUR	500,000	479,904
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$1,471,000	1,226,661
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)		351,000	282,161
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		1,981,000	1,671,265
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		362,000	302,482
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		1,029,000	958,929

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
HSBC Holdings PLC, 4.375%, 11/23/2026		$510,000	$509,685
JPMorgan Chase & Co., 1.47%, 9/22/2027		581,000	519,447
JPMorgan Chase & Co., 1.963%, 3/23/2030	EUR	706,000	696,113
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$732,000	608,161
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		677,000	517,158
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		2,681,000	2,489,540
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		484,000	407,983
Morgan Stanley, 3.125%, 7/27/2026		534,000	522,492
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR - 1 day + 0.879%) to 5/04/2027		2,003,000	1,824,212
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		522,000	497,078
NatWest Group PLC, 3.619%, 3/29/2029	GBP	400,000	472,497
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029	EUR	630,000	562,988
Toronto Dominion Bank, 4.108%, 6/08/2027		$999,000	1,010,896
Toronto Dominion Bank, 1.952%, 4/08/2030	EUR	1,100,000	1,082,849
UBS Group AG, 2.75% to 6/15/2026, FLR (EUR ICE Swap Rate - 5yr. + 1.15%) to 6/15/2027		600,000	622,410
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		$1,622,000	1,356,372
Unicaja Banco S.A., 1%, 12/01/2026	EUR	700,000	654,111
UniCredit S.p.A., 0.925% to 1/28/2027, FLR (EURIBOR - 3mo. + 0.85%) to 1/18/2028		1,430,000	1,311,622
Wells Fargo & Co., 2.125%, 9/24/2031	GBP	660,000	710,532
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$1,150,000	1,056,033
Wells Fargo & Co., 3.9%, 5/01/2045		316,000	276,875
			$29,029,586
Medical & Health Technology & Services – 0.4%
Alcon Finance B.V., 2.375%, 5/31/2028	EUR	440,000	$451,935
Alcon, Inc., 3.8%, 9/23/2049 (n)		$231,000	188,487
Becton Dickinson Euro Finance S.à r.l., 1.336%, 8/13/2041	EUR	340,000	261,324
HCA, Inc., 5.125%, 6/15/2039		$399,000	379,801
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		1,075,000	1,073,181
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		567,000	532,628
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		670,000	510,540
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		1,300,000	922,504
ProMedica Toledo Hospital, “B”, 6.015%, 11/15/2048		590,000	673,007
Thermo Fisher Scientific Finance I B.V., 2%, 10/18/2051	EUR	270,000	222,115
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$1,119,000	1,024,875
			$6,240,397
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$1,815,000	$1,867,574
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		1,032,000	871,101
			$2,738,675
Midstream – 0.4%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$872,000	$812,693
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		1,052,142	917,028
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		1,084,000	980,225
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,216,000	1,187,983
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		689,000	681,409
Targa Resources Corp., 4.2%, 2/01/2033		107,000	100,502
Targa Resources Corp., 4.95%, 4/15/2052		649,000	580,547
			$5,260,387
Mortgage-Backed – 3.9%
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		$3,402,964	$3,521,641
Fannie Mae, 5.5%, 1/01/2037		13,033	13,984
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		129,765	139,584
Fannie Mae, 5%, 4/01/2040 - 8/01/2040		915,629	965,422
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		1,027,065	1,055,503
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,591,238	1,603,030

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2%, 3/01/2042 - 3/01/2052	$2,233,406	$2,031,368
Fannie Mae, UMBS, 2.5%, 4/01/2042 - 4/01/2052	2,536,665	2,378,196
Fannie Mae, UMBS, 3%, 12/01/2051 - 8/01/2052	3,557,030	3,432,232
Fannie Mae, UMBS, 3.5%, 7/01/2052	1,374,999	1,361,112
Freddie Mac, 1.367%, 3/25/2027 (i)	1,523,000	84,979
Freddie Mac, 3.224%, 3/25/2027	4,500,000	4,502,839
Freddie Mac, 3.194%, 7/25/2027	3,914,000	3,917,126
Freddie Mac, 3.286%, 11/25/2027	2,576,000	2,589,081
Freddie Mac, 1.797%, 4/25/2030 - 5/25/2030 (i)	10,546,024	1,235,609
Freddie Mac, 1.868%, 4/25/2030 (i)	2,614,093	314,535
Freddie Mac, 1.662%, 5/25/2030 (i)	3,298,344	360,124
Freddie Mac, 1.342%, 6/25/2030 (i)	3,056,884	268,730
Freddie Mac, 1.6%, 8/25/2030 (i)	2,713,457	291,396
Freddie Mac, 1.169%, 9/25/2030 (i)	1,752,322	139,973
Freddie Mac, 1.081%, 11/25/2030 (i)	3,594,105	270,625
Freddie Mac, 0.33%, 1/25/2031 (i)	13,678,494	303,691
Freddie Mac, 0.517%, 3/25/2031 (i)	16,760,910	598,254
Freddie Mac, 0.937%, 7/25/2031 (i)	3,177,082	223,604
Freddie Mac, 0.535%, 9/25/2031 (i)	13,281,588	531,481
Freddie Mac, 0.856%, 9/25/2031 (i)	4,021,884	260,975
Freddie Mac, 0.567%, 12/25/2031 (i)	3,294,996	143,304
Freddie Mac, 3%, 6/25/2032	1,010,228	983,256
Freddie Mac, 5.5%, 7/01/2037	24,446	26,268
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042	1,041,439	1,085,366
Freddie Mac, 5%, 7/01/2041	370,104	393,254
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 8/01/2052	1,698,520	1,693,847
Freddie Mac, UMBS, 3%, 6/01/2050 - 7/01/2052	747,098	720,869
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 5/01/2052	495,817	463,776
Freddie Mac, UMBS, 2%, 4/01/2052 - 5/01/2052	1,348,231	1,213,999
Freddie Mac, UMBS, 4%, 5/01/2052	149,074	151,219
Ginnie Mae, 5%, 5/15/2040	119,983	126,158
Ginnie Mae, 3.5%, 6/20/2043	546,721	555,521
Ginnie Mae, 2.5%, 8/20/2051 - 11/20/2051	1,496,428	1,422,832
Ginnie Mae, 3%, 10/20/2051 - 7/20/2052	2,072,041	2,020,133
Ginnie Mae, 2%, 1/20/2052	926,033	852,943
Ginnie Mae, TBA, 3.5%, 8/15/2052	1,275,000	1,269,223
Ginnie Mae, TBA, 4%, 8/15/2052	1,908,759	1,928,369
Ginnie Mae, TBA, 5%, 8/15/2052	400,000	409,922
UMBS, TBA, 2.5%, 8/16/2037 - 9/14/2052	9,375,000	8,757,191
UMBS, TBA, 2%, 8/25/2037 - 9/25/2052	1,525,000	1,423,006
UMBS, TBA, 4.5%, 8/11/2052	425,000	432,388
UMBS, TBA, 4%, 8/25/2052	325,000	326,612
UMBS, TBA, 5%, 8/25/2052	25,000	25,677
UMBS, TBA, 5.5%, 9/14/2052	425,000	438,580
		$59,258,807
Municipals – 0.6%
Colorado Housing & Finance Authority Rev., Single Family Mortgage Class I, Taxable, “D-1”, GNMA, 5%, 11/01/2047	$750,000	$783,787
Connecticut Higher Education Supplemental Loan Authority Rev. Taxable (Chesla Loan Program), “C”, 4.668%, 11/15/2034	1,200,000	1,220,592
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039	1,045,000	1,059,129
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 4.949%, 7/01/2038	1,815,000	1,838,292
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., Taxable, “A”, 2.641%, 7/01/2037	1,235,000	1,076,590
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040	945,000	829,988
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047	1,005,000	1,020,778
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	801,000	912,953

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		$992,000	$940,219
			$9,682,328
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$857,000	$810,841
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		710,000	512,449
National Grid PLC, 1.125%, 1/14/2033	GBP	925,000	849,241
			$2,172,531
Natural Gas - Pipeline – 0.1%
APT Pipelines Ltd., 0.75%, 3/15/2029	EUR	970,000	$858,110
APT Pipelines Ltd., 2.5%, 3/15/2036	GBP	850,000	804,365
			$1,662,475
Network & Telecom – 0.1%
AT&T, Inc., 3.5%, 9/15/2053		$655,000	$517,809
Orange S.A., 2.375%, 5/18/2032	EUR	200,000	213,281
Verizon Communications, Inc., 2.55%, 3/21/2031		$1,057,000	939,224
Verizon Communications, Inc., 3.55%, 3/22/2051		584,000	489,714
			$2,160,028
Oils – 0.1%
Neste Oyj, 0.75%, 3/25/2028	EUR	1,000,000	$932,060
Phillips 66, 4.875%, 11/15/2044		$568,000	572,631
			$1,504,691
Other Banks & Diversified Financials – 0.5%
AIB Group PLC, 2.25%, 4/04/2028	EUR	560,000	$547,294
Bank Hapoalim B.M., 3.255% to 1/21/2027, FLR (CMT - 5yr. + 2.155%) to 1/21/2032 (n)		$702,000	603,883
Banque Federative du Credit Mutuel S.A., 1.125%, 11/19/2031	EUR	600,000	508,386
Belfius Bank S.A., 1.25% to 4/06/2029, FLR (EUR Swap Rate - 5yr. + 1.3%) to 4/06/2034		400,000	343,393
Deutsche Bank AG, 1.875% to 2/23/2027, FLR (EURIBOR - 3mo. + 1.38%) to 2/23/2028		200,000	189,548
Deutsche Bank AG, 3.25% to 5/24/2027, FLR (EURIBOR - 3mo. + 1.93%) to 5/24/2028		200,000	202,274
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032		400,000	331,324
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$950,000	938,095
Groupe BPCE S.A., 0.75%, 3/03/2031	EUR	900,000	783,095
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042		700,000	591,190
Intesa Sanpaolo S.p.A., 2.625%, 3/11/2036	GBP	1,080,000	968,957
KBC Group N.V., 2.875% to 6/29/2024, FLR (EURIBOR - 3mo. + 1.25%) to 6/29/2025	EUR	500,000	520,906
Macquarie Group Ltd., 4.08%, 5/31/2029	GBP	640,000	774,156
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		650,000	778,091
			$8,080,592
Printing & Publishing – 0.0%
Informa PLC, 3.125%, 7/05/2026	GBP	448,000	$528,378
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 2.45%, 12/02/2031		$386,000	$346,850
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	2,119,000	1,844,331
			$2,191,181
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$675,000	$615,744
Corporate Office Property LP, REIT, 2%, 1/15/2029		425,000	347,642
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		868,000	709,246
			$1,672,632

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031		$725,000	$596,191
Lexington Realty Trust Co., 2.7%, 9/15/2030		881,000	735,404
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		1,296,000	1,089,861
			$2,421,456
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$877,000	$811,395
Hammerson Ireland Finance Designated Activity Co., 1.75%, 6/03/2027	EUR	662,000	537,973
Regency Centers Corp., 3.7%, 6/15/2030		$286,000	268,113
Spirit Realty, LP, REIT, 3.2%, 1/15/2027		531,000	499,531
STORE Capital Corp., REIT, 2.7%, 12/01/2031		949,000	782,400
			$2,899,412
Restaurants – 0.0%
Mcdonald's Corp., 2.375%, 5/31/2029	EUR	671,000	$694,072
Retailers – 0.1%
AutoZone, Inc., 4.75%, 8/01/2032		$326,000	$336,229
Home Depot, Inc., 4.875%, 2/15/2044		496,000	525,576
			$861,805
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$994,000	$814,624
Supermarkets – 0.0%
Auchan Holding S.A., 3.25%, 7/23/2027	EUR	500,000	$493,024
Supranational – 0.1%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$1,020,000	$961,084
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	440,000	316,401
West African Development Bank, 4.7%, 10/22/2031		$1,033,000	847,060
			$2,124,545
Telecommunications - Wireless – 0.3%
American Tower Corp., REIT, 4%, 6/01/2025		$553,000	$552,872
Crown Castle International Corp., REIT, 1.35%, 7/15/2025		501,000	463,495
Crown Castle International Corp., REIT, 4.45%, 2/15/2026		957,000	967,803
Crown Castle International Corp., REIT, 3.7%, 6/15/2026		425,000	419,265
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		765,000	740,587
T-Mobile USA, Inc., 3.875%, 4/15/2030		1,004,000	965,773
			$4,109,795
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	1,775,000	$1,207,327
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$537,000	$642,882
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031	EUR	1,000,000	890,522
Vinci S.A., 3.75%, 4/10/2029 (n)		$1,334,000	1,305,179
			$2,838,583
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$36,266	$36,800
Small Business Administration, 2.22%, 3/01/2033		304,451	290,628
			$327,428

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 3.2%
U.S. Treasury Bonds, 1.125%, 8/15/2040 (f)		$36,796,000	$26,122,285
U.S. Treasury Bonds, 2.375%, 11/15/2049		13,209,000	11,429,913
U.S. Treasury Notes, 1.25%, 3/31/2028		5,191,500	4,783,683
U.S. Treasury Notes, 2.375%, 5/15/2029 (f)		6,096,700	5,967,860
			$48,303,741
Utilities - Electric Power – 0.9%
American Electric Power Co., Inc., 2.3%, 3/01/2030		$1,460,000	$1,267,947
Bruce Power LP, 2.68%, 12/21/2028	CAD	1,600,000	1,144,321
Duke Energy Corp., 3.75%, 9/01/2046		$910,000	765,182
Enel Americas S.A., 4%, 10/25/2026		3,133,000	3,075,071
Enel Finance International N.V., 2.875%, 4/11/2029	GBP	380,000	432,129
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		$580,000	458,298
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		456,000	395,186
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	875,000	763,526
Enel S.p.A., 1.875%, 3/08/2170		1,025,000	750,344
Evergy, Inc., 2.9%, 9/15/2029		$1,246,000	1,127,515
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		758,000	668,232
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		351,000	347,593
Southern California Edison Co., 3.65%, 2/01/2050		478,000	381,075
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,800,000	1,806,030
Xcel Energy, Inc., 4.6%, 6/01/2032		351,000	363,757
			$13,746,206
Total Bonds			$577,654,404
Preferred Stocks – 0.6%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.		33,863	$1,492,300
Consumer Products – 0.5%
Henkel AG & Co. KGaA		116,143	$7,399,994
Metals & Mining – 0.0%
Gerdau S.A.		212,400	$1,004,098
Total Preferred Stocks			$9,896,392
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.1%
Boston Scientific Corp., 5.5%		13,573	$1,477,014
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 1.72% (v)		31,173,099	$31,173,099

Other Assets, Less Liabilities – (0.0)%			(473,834)
Net Assets – 100.0%			$1,507,773,832
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $31,173,099 and $1,477,074,567, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.

Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $73,344,357, representing 4.9% of net assets.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
BBSW	Bank Bill Swap Reference Rate
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
UYU	Uruguayan Peso

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 7/31/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	6,213,244	USD	4,250,095	Deutsche Bank AG	10/21/2022	$96,214
CAD	23,932,065	USD	18,360,695	State Street Bank Corp.	10/21/2022	322,986
CHF	3,213,000	USD	3,295,192	HSBC Bank	10/21/2022	101,619
CLP	224,477,733	USD	231,528	Goldman Sachs International	9/26/2022	15,136
CZK	15,905,000	USD	643,849	Morgan Stanley Capital Services, Inc.	10/21/2022	9,588
DKK	8,708,598	USD	1,186,097	HSBC Bank	10/21/2022	16,696
EUR	866,397	USD	889,627	Brown Brothers Harriman	10/21/2022	1,049
EUR	1,289,950	USD	1,309,095	HSBC Bank	10/21/2022	17,003
EUR	34,445,367	USD	34,973,266	State Street Bank Corp.	10/21/2022	437,364
GBP	639,157	USD	778,886	Merrill Lynch International	10/21/2022	992
GBP	6,684,243	USD	8,046,966	Morgan Stanley Capital Services, Inc.	10/21/2022	108,926
HUF	162,983,000	USD	392,386	Morgan Stanley Capital Services, Inc.	10/21/2022	11,472
ILS	3,400,000	USD	983,404	Citibank N.A.	10/24/2022	22,577
JPY	408,003,580	USD	3,051,457	Barclays Bank PLC	10/21/2022	28,554
JPY	3,717,495,710	USD	27,263,962	Merrill Lynch International	10/21/2022	799,335
JPY	45,984,454	USD	339,167	Morgan Stanley Capital Services, Inc.	10/21/2022	7,969
JPY	143,392,721	USD	1,059,001	State Street Bank Corp.	10/21/2022	23,468
MXN	35,968,516	USD	1,697,964	Citibank N.A.	10/21/2022	39,561
NOK	19,693,091	USD	1,938,399	HSBC Bank	10/21/2022	102,380
NZD	814,000	USD	499,144	State Street Bank Corp.	10/21/2022	12,509
PLN	4,899,803	USD	1,012,539	HSBC Bank	10/21/2022	29,656
SEK	30,291,473	USD	2,969,901	Brown Brothers Harriman	10/21/2022	21,063
SEK	53,325,685	USD	5,072,049	HSBC Bank	10/21/2022	193,301
SGD	10,897,000	USD	7,748,735	JPMorgan Chase Bank N.A.	9/21/2022	140,305
THB	68,750,000	USD	1,887,958	JPMorgan Chase Bank N.A.	10/18/2022	15,014
USD	313,063	AUD	446,181	State Street Bank Corp.	10/21/2022	949
USD	2,774,786	EUR	2,696,216	NatWest Markets PLC	10/21/2022	3,015
USD	943,302	EUR	917,479	State Street Bank Corp.	10/21/2022	113
USD	8,523,170	KRW	11,047,136,126	Citibank N.A.	10/27/2022	7,021
USD	11,685,178	KRW	15,100,170,850	Citibank N.A.	11/07/2022	41,028
USD	2,994,492	SEK	29,931,244	Deutsche Bank AG	9/21/2022	42,388
USD	3,382,016	TWD	100,500,000	Barclays Bank PLC	10/13/2022	14,661
USD	3,312,283	TWD	97,348,000	JPMorgan Chase Bank N.A.	9/12/2022	55,925
						$2,739,837
Liability Derivatives
CNH	31,522,309	USD	4,703,493	HSBC Bank	10/21/2022	$(27,124)
COP	2,567,260,000	USD	614,206	JPMorgan Chase Bank N.A.	9/29/2022	(21,542)
GBP	432,188	USD	541,304	Morgan Stanley Capital Services, Inc.	9/21/2022	(14,363)
GBP	128,672	USD	157,104	NatWest Markets PLC	10/21/2022	(103)
IDR	41,290,358,660	USD	2,790,643	JPMorgan Chase Bank N.A.	9/13/2022	(9,861)
TWD	24,252,779	USD	816,455	Barclays Bank PLC	10/13/2022	(3,840)
USD	292,019	AUD	420,483	Merrill Lynch International	10/21/2022	(2,118)
USD	3,406,731	CAD	4,437,554	HSBC Bank	10/21/2022	(57,653)
USD	486,414	CAD	623,135	State Street Bank Corp.	10/21/2022	(66)
USD	364,655	CHF	353,305	Morgan Stanley Capital Services, Inc.	9/21/2022	(7,991)
USD	371,499	CHF	353,805	Morgan Stanley Capital Services, Inc.	10/21/2022	(2,547)
USD	584,871	CNH	3,953,295	Goldman Sachs International	10/21/2022	(1,605)
USD	2,835,207	CZK	70,377,113	JPMorgan Chase Bank N.A.	10/21/2022	(56,146)
USD	3,814,490	EUR	3,724,467	BNP Paribas S.A.	10/21/2022	(14,348)
USD	1,689,463	EUR	1,659,655	JPMorgan Chase Bank N.A.	10/21/2022	(16,701)
USD	704,118	EUR	688,998	Morgan Stanley Capital Services, Inc.	10/21/2022	(4,187)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
USD	8,111,757	EUR	7,988,230	State Street Bank Corp.	10/21/2022	$(100,327)
USD	23,925,847	GBP	20,130,875	BNP Paribas S.A.	10/21/2022	(637,183)
USD	468,244	GBP	385,414	Brown Brothers Harriman	10/21/2022	(2,025)
USD	291,522	JPY	40,033,353	Brown Brothers Harriman	10/21/2022	(10,688)
USD	233,599	JPY	32,061,290	Morgan Stanley Capital Services, Inc.	10/21/2022	(8,431)
USD	800,070	JPY	108,473,569	State Street Bank Corp.	10/21/2022	(18,795)
USD	3,006,754	NZD	4,927,085	BNP Paribas S.A.	10/21/2022	(90,241)
USD	2,872,880	NZD	4,737,582	Citibank N.A.	10/21/2022	(105,000)
USD	18,909,978	NZD	30,833,161	Deutsche Bank AG	10/21/2022	(470,679)
USD	1,503,609	NZD	2,397,883	State Street Bank Corp.	10/21/2022	(3,618)
USD	2,901,014	SEK	30,650,362	Merrill Lynch International	10/21/2022	(125,386)
USD	810,536	SGD	1,137,926	State Street Bank Corp.	10/21/2022	(13,461)
						$(1,826,029)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	139	$14,159,970	September – 2022	$476,202
Euro-Buxl 30 yr	Long	EUR	81	15,381,648	September – 2022	1,325,457
Japan Government Bond 10 yr	Long	JPY	15	16,930,259	September – 2022	273,782
U.S. Treasury Note 10 yr	Long	USD	319	38,643,860	September – 2022	360,729
						$2,436,170
Liability Derivatives
Interest Rate Futures
Australian Bond 10 yr	Short	AUD	70	$6,112,043	September – 2022	$(281,425)
Canadian Treasury Bond 5 yr	Short	CAD	328	29,596,970	September – 2022	(136,792)
Euro-Bobl 5 yr	Short	EUR	121	15,813,434	September – 2022	(411,474)
Euro-BTP 10yr	Short	EUR	57	7,359,588	September – 2022	(178,226)
Euro-Bund 10 yr	Short	EUR	44	7,089,102	September – 2022	(277,169)
Euro-Schatz 2 yr	Short	EUR	270	30,392,139	September – 2022	(149,484)
Long Gilt 10 yr	Short	GBP	35	5,037,186	September – 2022	(159,593)
U.S. Treasury Bond	Short	USD	57	8,208,000	September – 2022	(181,898)
U.S. Treasury Note 2 yr	Short	USD	107	22,519,320	September – 2022	(76,278)
U.S. Treasury Note 5 yr	Short	USD	552	62,777,063	September – 2022	(238,241)
U.S. Treasury Ultra Bond	Short	USD	15	2,374,688	September – 2022	(78,605)
U.S. Treasury Ultra Note 10 yr	Short	USD	158	20,737,500	September – 2022	(291,586)
						$(2,460,771)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/15/24	AUD	15,786,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	$(15,384)	$31,081	$15,697
6/15/24	AUD	6,314,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	(17)	6,296	6,278
6/15/24	AUD	10,835,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	16,684	(5,909)	10,774
6/15/24	AUD	8,359,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	17,725	(9,413)	8,312
6/15/24	AUD	8,900,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.05%/Quarterly	8,614	236	8,850
6/15/27	AUD	6,688,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	75,867	(30,063)	45,803
6/15/27	AUD	2,675,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	21,984	(4,928)	17,056
6/15/27	AUD	4,571,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	20,944	8,203	29,148
6/15/27	AUD	3,552,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	12,022	10,626	22,648
6/15/27	AUD	3,800,000	centrally cleared	3.45%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	24,115	114	24,230
9/21/27	AUD	3,557,000	centrally cleared	4.10%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	91,092	4,360	95,452
9/21/27	AUD	3,557,000	centrally cleared	4.10%/Semi-annually	2.77% FLR (6-Month BBSW)/Semi-annually	104,850	(9,399)	95,452
						$378,496	$1,204	$379,700
Liability Derivatives
Interest Rate Swaps
9/21/24	AUD	8,353,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	$(74,556)	$(4,282)	$(78,839)
9/21/24	AUD	8,353,000	centrally cleared	1.77% FLR (3-Month BBSW)/Quarterly	3.85%/Quarterly	(86,209)	7,370	(78,838)
						$(160,765)	$3,088	$(157,677)

Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
12/20/26	EUR	973,000	Goldman Sachs International	5.00%/Quarterly	(1)	$(63,797)	$187,860	$124,062
Liability Derivatives
Credit Default Swaps
12/20/31	EUR	1,140,000	Barclays Bank PLC	1.00%/Quarterly	(2)	$(61,632)	$11,726	$(49,906)
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
(2) Fund, as protection seller, to pay notional amount upon a defined credit event by Daimler Finance North America LLC, 1.4%, 1/12/24, a A- rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.
At July 31, 2022, the fund had cash collateral of $1,030,000 and other liquid securities with an aggregate value of $3,932,736 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$519,239,353	$—	$—	$519,239,353
United Kingdom	—	61,441,567	—	61,441,567
Switzerland	—	59,323,749	—	59,323,749
Japan	17,587,741	37,929,087	—	55,516,828
France	—	40,934,713	—	40,934,713
Canada	29,592,952	—	—	29,592,952
Germany	21,343,775	7,399,994	—	28,743,769
Netherlands	—	15,930,413	—	15,930,413
China	3,773,125	12,106,334	—	15,879,459
Other Countries	28,207,019	44,610,341	0	72,817,360
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	48,631,169	—	48,631,169
Non - U.S. Sovereign Debt	—	233,626,951	—	233,626,951
Municipal Bonds	—	9,682,328	—	9,682,328
U.S. Corporate Bonds	—	85,397,869	—	85,397,869
Residential Mortgage-Backed Securities	—	59,258,807	—	59,258,807
Commercial Mortgage-Backed Securities	—	22,031,263	—	22,031,263
Asset-Backed Securities (including CDOs)	—	30,323,498	—	30,323,498
Foreign Bonds	—	88,702,519	—	88,702,519
Mutual Funds	31,173,099	—	—	31,173,099
Total	$650,917,064	$857,330,602	$0	$1,508,247,666
Other Financial Instruments
Futures Contracts – Assets	$2,436,170	$—	$—	$2,436,170
Futures Contracts – Liabilities	(2,460,771)	—	—	(2,460,771)
Forward Foreign Currency Exchange Contracts – Assets	—	2,739,837	—	2,739,837
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,826,029)	—	(1,826,029)
Swap Agreements – Assets	—	503,762	—	503,762
Swap Agreements – Liabilities	—	(207,583)	—	(207,583)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 10/31/21	$—
Transfers into level 3	0
Balance as of 7/31/22	$0
At July 31, 2022, the fund held two level 3 securities.
(2) Securities Lending Collateral
At July 31, 2022, the value of securities loaned was $565,483. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $607,083.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$57,314,626	$412,933,270	$439,076,006	$(129)	$1,338	$31,173,099

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$102,534	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2022, are as follows:
United States	58.5%
Japan	7.9%
United Kingdom	6.0%
China	4.2%
Switzerland	4.2%
France	3.7%
South Korea	2.2%
Canada	2.2%
New Zealand	1.4%
Other Countries	9.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(5) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.